Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000000470 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000000470 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
C000000470 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[1]
C000000470 [Member] | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
C000000470 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
C000000470 [Member] | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000000470 [Member] | Kaufman And Broad S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[1]
C000000470 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[1]
C000000470 [Member] | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[1]
C000000470 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
C000000470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000000470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000470 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000472 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000000472 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[2]
C000000472 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
C000000472 [Member] | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[2]
C000000472 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[2]
C000000472 [Member] | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000000472 [Member] | Kaufman And Broad S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
C000000472 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[2]
C000000472 [Member] | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[2]
C000000472 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[2]
C000000472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000000472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000472 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071337 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000071337 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[3]
C000071337 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[3]
C000071337 [Member] | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[3]
C000071337 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[3]
C000071337 [Member] | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000071337 [Member] | Kaufman And Broad S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[3]
C000071337 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[3]
C000071337 [Member] | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[3]
C000071337 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[3]
C000071337 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000071337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071337 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000071337 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000071337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000071337 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188905 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000188905 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[4]
C000188905 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[4]
C000188905 [Member] | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[4]
C000188905 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[4]
C000188905 [Member] | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000188905 [Member] | Kaufman And Broad S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[4]
C000188905 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[4]
C000188905 [Member] | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[4]
C000188905 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[4]
C000188905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000188905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000188905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000188905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000188905 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188905 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000473 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[5]
C000000473 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[5]
C000000473 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[5]
C000000473 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[5]
C000000473 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[5]
C000000473 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[5]
C000000473 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[5]
C000000473 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000000473 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[5]
C000000473 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[5]
C000000473 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000000473 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000000473 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000473 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000473 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000473 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000473 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000473 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000473 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000475 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[6]
C000000475 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[6]
C000000475 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[6]
C000000475 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[6]
C000000475 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[6]
C000000475 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[6]
C000000475 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[6]
C000000475 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000000475 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[6]
C000000475 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[6]
C000000475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000000475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000000475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000475 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095997 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[7]
C000095997 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[7]
C000095997 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[7]
C000095997 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[7]
C000095997 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[7]
C000095997 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[7]
C000095997 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[7]
C000095997 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000095997 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[7]
C000095997 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[7]
C000095997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000095997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000095997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000095997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000095997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000095997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000095997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000095997 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095997 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000071338 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[8]
C000071338 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[8]
C000071338 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[8]
C000071338 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[8]
C000071338 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[8]
C000071338 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[8]
C000071338 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[8]
C000071338 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000071338 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[8]
C000071338 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[8]
C000071338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000071338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000071338 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000071338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000071338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000071338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000071338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071338 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022912 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[9]
C000022912 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[9]
C000022912 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[9]
C000022912 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[9]
C000022912 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[9]
C000022912 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[9]
C000022912 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[9]
C000022912 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000022912 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[9]
C000022912 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[9]
C000022912 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022912 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022912 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022912 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022912 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022912 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022912 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000022912 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022912 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022912 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[10]
C000188906 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[10]
C000188906 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[10]
C000188906 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[10]
C000188906 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[10]
C000188906 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[10]
C000188906 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[10]
C000188906 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000188906 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[10]
C000188906 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[10]
C000188906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000188906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000188906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000188906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000188906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188906 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000188906 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000476 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[11]
C000000476 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[11]
C000000476 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[11]
C000000476 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[11]
C000000476 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[11]
C000000476 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[11]
C000000476 [Member] | E L Financial Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[11]
C000000476 [Member] | CTS Eventim AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[11]
C000000476 [Member] | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000000476 [Member] | Fourimprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[11]
C000000476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000000476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000478 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[12]
C000000478 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[12]
C000000478 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[12]
C000000478 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[12]
C000000478 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[12]
C000000478 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[12]
C000000478 [Member] | E L Financial Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[12]
C000000478 [Member] | CTS Eventim AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[12]
C000000478 [Member] | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000000478 [Member] | Fourimprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[12]
C000000478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000000478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000071339 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[13]
C000071339 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[13]
C000071339 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[13]
C000071339 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[13]
C000071339 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[13]
C000071339 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[13]
C000071339 [Member] | E L Financial Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[13]
C000071339 [Member] | CTS Eventim AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[13]
C000071339 [Member] | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000071339 [Member] | Fourimprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[13]
C000071339 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000071339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000071339 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071339 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000071339 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000071339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000071339 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022913 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[14]
C000022913 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[14]
C000022913 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[14]
C000022913 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[14]
C000022913 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[14]
C000022913 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[14]
C000022913 [Member] | E L Financial Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[14]
C000022913 [Member] | CTS Eventim AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[14]
C000022913 [Member] | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000022913 [Member] | Fourimprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[14]
C000022913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000022913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000022913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022913 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000120709 [Member] | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[15]
C000120709 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[15]
C000120709 [Member] | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[15]
C000120709 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[15]
C000120709 [Member] | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[15]
C000120709 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[15]
C000120709 [Member] | E L Financial Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[15]
C000120709 [Member] | CTS Eventim AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[15]
C000120709 [Member] | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000120709 [Member] | Fourimprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[15]
C000120709 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120709 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000120709 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000120709 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120709 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120709 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000120709 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120709 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000120709 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000120709 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120709 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000490 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[16]
C000000490 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[16]
C000000490 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[16]
C000000490 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000000490 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[16]
C000000490 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[16]
C000000490 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000000490 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[16]
C000000490 [Member] | Bancorp Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[16]
C000000490 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000000490 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000000490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000490 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000492 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[17]
C000000492 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[17]
C000000492 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[17]
C000000492 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000000492 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[17]
C000000492 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[17]
C000000492 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000000492 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[17]
C000000492 [Member] | Bancorp Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[17]
C000000492 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000000492 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000492 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000000492 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000492 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000492 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000492 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000492 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000492 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000492 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000492 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000492 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000493 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[18]
C000000493 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[18]
C000000493 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[18]
C000000493 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
C000000493 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[18]
C000000493 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[18]
C000000493 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000000493 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[18]
C000000493 [Member] | Bancorp Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[18]
C000000493 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000000493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000493 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000000493 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000493 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000493 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000493 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000493 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000493 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000493 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000493 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000493 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071342 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[19]
C000071342 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[19]
C000071342 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[19]
C000071342 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000071342 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[19]
C000071342 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[19]
C000071342 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000071342 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[19]
C000071342 [Member] | Bancorp Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[19]
C000071342 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000071342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000071342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000071342 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000071342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000071342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000071342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071342 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022917 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[20]
C000022917 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[20]
C000022917 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[20]
C000022917 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000022917 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[20]
C000022917 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[20]
C000022917 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000022917 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[20]
C000022917 [Member] | Bancorp Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[20]
C000022917 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000022917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000022917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022917 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022917 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120710 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[21]
C000120710 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[21]
C000120710 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[21]
C000120710 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000120710 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[21]
C000120710 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[21]
C000120710 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000120710 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[21]
C000120710 [Member] | Bancorp Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[21]
C000120710 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000120710 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120710 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000120710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000120710 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000120710 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000120710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000120710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120710 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120710 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.